Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2009	$ 45,822	$ 18,629	$ 9,994	$ 21,146	$ (5,015)	$ 1,068
Net income	3,496			3,496
Other comprehensive loss	(195)					(195)
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2010	47,154	18,629	9,994	22,673	(5,015)	873
Net income	3,687			3,687
Other comprehensive loss	557					557
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2011	49,429	18,629	9,994	24,391	(5,015)	1,430
Net income	4,547			4,547
Other comprehensive loss	434					434
Stock option exercised, 1261 shares	12		(20)	(7)	39
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2012	$ 52,453	$ 18,629	$ 9,974	$ 26,962	$ (4,976)	$ 1,864